Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets (liabilities)
Operating losses carried forward	$ 21,318	$ 16,028
Tax credits	679	1,217
Stock compensation	1,496	1,447
Other	1,293	85
Valuation allowance	$ (24,786)	$ (18,777)